PENSION AND OTHER RETIREMENTS BENEFITS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2020
Defined Benefit Plan Disclosure
Net pension asset (liability)			$ (8,054)	$ (9,205)	$ (7,641)
Defined contribution plan, cost			200	300	300	$ 300
Nonqualified Plan
Defined Benefit Plan Disclosure
Pension benefit obligation			10,300	9,700	9,000
Pension Plan
Defined Benefit Plan Disclosure
Pension benefit obligation			41,112	39,879	37,854	34,000	$ 39,879
Total pension plan assets measured at fair value			33,058	30,674	30,213	25,800
Net periodic benefit cost	$ (115)	$ 105	(169)	126	2,438	2,170
Pension Plan | Foreign Plan
Defined Benefit Plan Disclosure
Net pension asset (liability)			(3,300)		(2,800)
Pension benefit obligation			6,300		5,600
Total pension plan assets measured at fair value			3,000		2,800
Net periodic benefit cost			$ 200	$ 300	$ 300	$ 500